General (Components Of Intangible Assets And Their Annual Rates Of Amortization) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 26, 2011	Mar. 04, 2011
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 46,075	$ 22,710
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	29,834	10,900
Annual rates of amortization	17.00%	20.00%
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	8,879	8,200
Annual rates of amortization	20.00%	33.00%
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,898	1,210
Annual rates of amortization	50.00%	100.00%
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		2,400
Annual rates of amortization		100.00%
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 5,464
Annual rates of amortization	33.00%